Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr. (215) 564-8521 jfeinourjr@stradley.com

August 24, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 28 under the 1933 Act and Amendment No. 30 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”) with respect to the following series of shares to the Trust: EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF, and EGShares Low Volatility Brazil Dividend ETF (collectively referred to as the “Funds”).

The Trust previously filed an amendment under Rule 485(a)(2) on December 5, 2011 to add the Funds as new series of shares to the Trust and subsequently filed a delaying amendment under Rule 485BXT on February 17, 2012.  The Trust also filed an amendment under Rule 485(a)(1) on March 24, 2012 for the purposes of: (i) responding to comments conveyed by the staff of the U.S. Securities and Exchange Commission (“SEC”) on the amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; (iii) adding new exhibits to the Registration Statement; and (iv) making Emerging Global Advisors, LLC (“EGA”), the full investment adviser of the Funds.  The Trust also filed an amendment under Rule 485(a)(1) on April 27, 2012 for the purposes of: (i) updating certain information contained in the prospectus and the statement of additional information relating to the Funds and (ii) delaying the effectiveness of Post-Effective Amendment Nos. 19/21.  In addition, the Trust filed an amendment under Rule 485(a)(1) on June 25, 2012 for purposes of: (i) updating certain information contained in the prospectus and the statement of additional information relating to the Funds and (ii) delaying the effectiveness of Post-Effective Amendment Nos. 22/24.  The Trust is filing this Amendment for the purposes of: (i) updating certain information contained in the prospectus relating to the Funds and (ii) delaying the effectiveness of Post-Effective Amendment Nos. 25/27 because the Funds will be relying on the exemptive application of the Trust and EGA, if and when approved, that is currently under consideration by the SEC.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

Filing Desk
U.S. Securities and Exchange Commision
August 24, 2012

In particular, this Amendment updates information in the prospectus relating to the Funds based on comments conveyed by the SEC’s staff on Post-Effective Amendment Nos. 24/26 relating to the EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

Cc:	Robert C. Holderith
James J. Valenti
Michael D. Mabry